Form NSAR - U

Separate Account C

Form N-SAR

Semi-Annual Report

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:        /    /

or fiscal year ending:                          12/31/2006

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box ““““[/]”””” after the item number should be completed only if the answer has changed from the previous filing on this form.

1	A.	Registrant Name: Standard Insurance Company Separate Account C
	B.	File Number: 811-09619
	C.	Telephone Number: 800-262-7111

2	A.	Street: 1100 SW 6th Ave
	B.	City: Portland
	C.	State: OR D. Zip Code: 97204 Ext: 1093
	E.	Foreign Country: Foreign Postal Code:

3	Is this the first filing on this form by Registrant? (Y/N) N

4	Is this the last filing on this form by Registrant? (Y/N) N

5	Is Registrant a small business investment company (SBIC)? (Y/N) N

6	Is Registrant a unit investment trust (UIT)? (Y/N) Y

UNIT INVESTMENT TRUSTS

111	A.	[/] Depositor Name: Standard Insurance Company
	B.	[/] File Number (If any):
	C.	[/] City: Portland State: OR Zip Code: 97204 Zip Ext: 1093
[/] Foreign Country: Foreign Postal Code:

112	A.	[/] Sponsor Name: Standard Insurance Company
	B.	[/] File Number (If any):
	C.	[/] City: Portland State: OR Zip Code: 97204 Zip Ext: 1093
[/] Foreign Country: Foreign Postal Code:

113	A.	[/] Trustee Name:
	B.	[/] File Number (If any):
	C.	[/] City: State: Zip Code: Zip Ext:
[/] Foreign Country: Foreign Postal Code:

114	A.	[/] Principal Underwriter Name: StanCorp Equities, Inc.
	B.	[/] File Number: 8-37563
	C.	[/] City: Portland State: OR Zip Code: 97204 Zip Ext.: 1093

115	A.	[/] Independent Public Accountant Name: Deloitte & Touche LLP
	B.	[/] City: Portland State: OR Zip Code: 97204 Zip Ext.: 3642

116	Family of investment companies information:

A.	[/] Is Registrant part of a family of investment companies? (Y/N) N

B.	[/] Identify the family in 10 letters

117	A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y

If answer is ““““Y”””” (Yes), are there any of the following types of contracts funded by the Registrant?:

B.	[/] Variable annuity contracts? (Y/N) Y

C.	[/] Scheduled premium variable life contracts? (Y/N) N

D.	[/] Flexible premium variable life contracts? (Y/N) N

E.	[/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118	[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 1

119	[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0

120	[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted). $0

121	[/] State the number of series for which a current prospectus was in existence at the end of the period. 1

122	[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 0

123	[/] State the total value of the additional units considered in answering item 122 ($000’s omitted) $0

124	[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted). $0

125	[/] State the total dollar amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principle underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted). $0

126	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of prior series placed in the portfolio of a subsequent series.) ($000’s omitted). $0

127	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)
A. U.S. Treasury Direct Issue
B. U. S. Government Agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt of brokers’ or dealers’ parent.
F. All other corporate intermed. & long-term debt
G. All other corporate short-term debt
H. Equity securities of brokers or dealers or parents of brokers or dealers
I. Investment company equity Securities
J. All other equity securities	1	$23,111	$716
K. Other securities
L. Total assets of all series of registrant	1	$23,111	$716

128	[/] Is the timely payment of principal and interest of any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

(If answer is ““““N”””” (No), go to item 131)

129	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

130	In computation of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted) $148

132	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-09619

SIGNATURE PAGE

This report is signed on behalf of the registrant.

City of: Portland	State of: Oregon	Date: February 27, 2007

Name of Registrant: Standard Insurance Company Separate Account C

/s/ CINDY J. MCPIKE	/s/ ROBERT M. ERICKSON
By (Name and Title):	Witness (Name and Title):
Cindy J. McPike	Robert M. Erickson
Sr. Vice President and	Assistant Vice President
Chief Financial Officer	and Controller